Employee benefit plans - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of defined benefit plans [line items]
Refundable tax of percentage of gain on defined benefit pension plans	50.00%
Post-employment benefit expense, defined contribution plans	$ 404,000	$ 193,000
Employer contributions	718,000	0
Actual return on plan assets	3,439,000	(685,000)
Plan assets
Disclosure of defined benefit plans [line items]
Contributions by employer	0	0
Benefit payments	$ 26,771,000	$ 4,182,000